Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,503,300
Previously Paid Amount	0.00
Total Fee Amount	3,383.91
Total Offset Amount	0.00
Net Fee	3,383.91
Narrative - Max Aggregate Offering Price	$ 24,503,300
Final Prospectus	true